UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

 FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-08824

                                                               Integrity Fund of Funds, Inc.

(Exact name of registrant as specified in charter)

Address of Registrant :                            1 Main Street North

                                                               Minot, ND 58703

Name and address of agent for service :    Brenda Sem

                                                               1 Main Street North

                                                                Minot, ND 58703

Registrant’s telephone number, including area code: (701)852-5292

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Item 1. Reports to Stockholders.

Integrity Fund of Funds, Inc.

Dear Shareholder:

Enclosed is the annual report of the operations for the Integrity Fund of Funds, Inc. (the “Fund”) for the year ended December 31, 2003. The Fund’s portfolio and related financial statements are presented within for your review.

The foundations under the U.S. economy are getting stronger. Massive policy stimulus has worked in an economy that’s in a self-sustaining expansion with businesses shifting away from their retrenchment mindset. This means that growth will no longer be so dependent on consumer spending and housing, even though both of these sectors should remain firm.

The fact that the Federal Reserve is determined to keep interest rates extremely low in the face of strengthening activity boosts the odds that the economy will continue to surprise on the upside in the year ahead. As a result, corporate profits should perform well and deflation fears will eventually be replaced by the realization that the Fed is sowing the seeds for future inflation.

The Fed would very much like to avoid a repeat of 1994. It will be hard to plan a smooth exit strategy from its current stance, but it is trying to be clear in signaling its intentions to the markets. It is slowly altering the policy statement after each FOMC (Federal Open Market Committee) meeting, with the intention of having the markets gradually adjust by the time rates are finally hiked. The Fed has learned from the experience of May to July when confusing policy signals created tremendous bond volatility.

Nevertheless, the equity markets remain in a cynical bull market. The negligible level of short-term interest rates provide a powerful inducement to seek higher returns in stocks. This is especially true given the huge stockpile of cash sitting in retail money market funds and savings deposits. Investors should become more comfortable taking on extra risk as their confidence in the economy improves.

Integrity Fund of Fund's total return for the year was *28.66%.  In comparison, the Dow Jones Industrial Average was 25.32%, the Standard and Poors 500 Index was 26.38%, and NASDAQ was 50.01%.

The Fund continues to invest in proven funds that contain a blend of old economy and new economy issues.  Diversification remains an important strategy in fund selection.

Currently the portfolio is represented as follows: Growth 40.4%, Growth & Income 37.8%, Equity Income 12.7%, and Precious Metals 9.1%.

Long-term capital appreciation and growth of income continue to be the primary objectives of the Fund.

*without sales charge

Sincerely,

Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions  December 31, 2003 (Unaudited)

Appreciation
Increase in the value of an asset.

Average Annual Total Return
A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index
A commonly used measure of inflation; it does not represent an investment return.

Contingent Deferred Sales Charge (CDSC)
A charge applied at the time of the redemption, assuming redemption at the end of the period.

Depreciation
Decrease in the value of an asset.

Growth Fund
A type of diversified common stock fund that has capital appreciation as its primary goal.  It invests in companies that reinvest most of their earnings for expansion, research, or development.

Growth & Income Fund
Fund that invests in common stocks for both current income and long-term growth of capital and income.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
Actual price at which a fund trades in the market place.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

No-Load
A mutual fund whose shares are sold without a sales charge added to the net asset value.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

December 31, 2003 (Unaudited)

 Insert pie charts here

 PERFORMANCE AND COMPOSITION

Portfolio Load Types

Load	39.1%
No-Load	60.9%

The Load Structure reflects the type of sales load typically charged by each fund in the portfolio.
As of 12/31/03, the Fund has not paid a sales load to any fund.

Portfolio Investment Style

G - Growth	40.4%
G&I – Growth & Income	37.8%
EI – Equity Income	12.7%
PM - Precious Metals	9.1%

The Portfolio Investment Style reflects the investment methodology and the size of the company in which each fund in the portfolio invests.  These percentages are subject to change.

Comparative Index Graph (insert here)

 Comparison of change in value of a $10,000 investment in Integrity Fund of Funds and the S&P 500 Index

	Integrity Fund of Funds
	w/o CDSC	S&P 500 Index
1/3/1995	$10,000	$10,000
1995	$12,520	$13,411
1996	$14,252	$16,129
1997	$16,340	$21,130
1998	$18,328	$26,765
1999	$21,807	$31,991
2000	$19,855	$28,747
2001	$15,578	$24,998
2002	$12,279	$19,164
2003	$15,799	$24,219

Average Annual Total Returns

	For periods ending December 31, 2003
				Since Inception
	1 year	5 year	10 year	(January 3, 1995)
Without CDSC	28.66%	(2.93%)	N/A	5.21%
With CDSC (1.50% Max)	27.16%	(2.93%)	N/A	5.21%

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  The principal value and investment return of an investment in the Integrity Fund of Funds, Inc. will fluctuate so that an investor’s shares may be worth more or less than their original cost when redeemed.

Current performance may be higher or lower than the performance data quoted.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial advisor and read it carefully before investing.

Key Statistics

12-31-2002 NAV (share value)	$7.78
12-31-2003 NAV	$10.01
Number of Issues	14
Total Net Assets	$7,141,871

INDEPENDENT DIRECTORS

[PHOTO]	[PHOTO]	[PHOTO]
Lynn W. Aas	Orlin W. Backes	R. James Maxson

INTERESTED DIRECTORS

[PHOTO]	[PHOTO]
Peter A. Quist	Robert E. Walstad

MANAGEMENT OF THE FUND

 The Board of the Fund consists of five Directors. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of fund, the six series of Integrity Managed Portfolios (formerly known as Ranson Managed Portfolios) and the six series of the Integrity Funds. Three Directors (60% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “independent” Directors. The remaining two Directors are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Directors of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Director, and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT DIRECTORS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 NW 27th Minot, ND 58703 82	Director	Since August 1994	Retired; Attorney; Director, Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., and ND Insured Income Fund, Inc. (December 1994 to August 1999); Trustee, Integrity Managed Portfolios; Trustee, The Integrity Funds (since September 2003); Director, First Western Bank & Trust (until May 2002).	16	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 68	Director	Since April 1995	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Insured Income Fund, Inc. (March 1995 to August 1999), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios; Trustee, The Integrity Funds (since May 2003); Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Ctr. 1015 S. Bdwy, Ste 15 Minot, ND 58701 56	Director	Since January 1999	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, ND Tax-Free Fund, Inc. , Montana Tax-Free Fund, Inc. , South Dakota Tax-Free Fund, Inc. and Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Trustee, Integtity Managed Portfolios; Trustee, The Integrity Funds (since May 2003).	16	None

__________________________

* The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of the Integrity Funds.

The SAI has additional information about the Fund’s directors and is available at 1(800) 601-5593 without charge upon request.

The Interested Directors and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Director and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED DIRECTORS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 North Main Minot, ND 58703 69	Director,Vice President and Secretary	Since Inception

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President, and Secretary, Integrity Money Management, Inc., (formerly known as ND Money Management, Inc.), ND Capital, Inc., Integrity Fund Services, Inc., (formerly known as ND Resources, Inc.), ND Insured Income Fund, Inc. (November 1990 to August 1999), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., and Integrity Funds Distributor, Inc., (formerly known as Ranson Capital Corporation); Vice President and Secretary, Integrity Managed Portfolios and The Integrity Funds (since May 2003); Director, ARM Securities Corporation (since May 2000).

				4	None
**Robert E. Walstad 1 North Main Minot, ND 58703 59	Director, Chairman, President and Treasurer	Since Inception

Director (since September 1987), President (September 1987 to October 2001) (since September 2002), Integrity Mutual Funds, Inc.; Director, President, and Treasurer, Integrity Money Management, Inc., ND Capital, Inc., Integrity Fund Services, Inc., ND Insured Income Fund, Inc. (November 1990 to August 1999), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and South Dakota Tax-Free Fund, Inc.; Trustee, Chairman, President, and Treasurer, Integrity Managed Portfolios and The Integrity Funds (since May 2003); Director, President, CEO, and Treasurer, Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (since May 2000), President (May 2000 to October 2001) (since September 2002), ARM Securities Corporation; Director, CEO, Chairman (since January 2002), President (since September 2002), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc.

__________________________

* The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of the Integrity Funds.

** Directors who are “interested persons” of the Fund as defined in the Investment Company Act of 1940.  Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds’ Investment Adviser and Principal Underwriter.

The SAI has additional information about the Fund’s directors and is available at 1(800) 601-5593 without charge upon request.

Schedule of Investments  December 31, 2003

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value
MUTUAL FUNDS (96.8%)
AIM Basic Value Fund	11,828	$345,860
Clipper Fund	4,127	363,092
Dodge & Cox Stock Fund	5,275	600,232
Fidelity Dividend Growth Fund	13,615	371,691
Franklin Gold & Precious Metals	32,474	630,961
American Growth Fund of America	31,119	763,658
Legg Mason Value Trust	10,623	618,897
MFS Value Fund	17,600	357,988
Mairs and Power Growth Fund	5,132	312,533
T. Rowe Price Equity Income Fund	21,533	520,241
Thompson Plumb Growth Fund	8,515	390,773
Vanguard Capital Opportunity Fund	13,163	334,463
Vanguard Index Trust 500 Portfolio	6,821	700,309
Washington Mutual Investors	21,039	605,497

TOTAL MUTUAL FUNDS (COST: $6,582,710)	$6,916,195

SHORT-TERM SECURITIES (2.9%) Wells Fargo Cash Investment Money Market (COST: $205,304)	$205,304

TOTAL INVESTMENTS IN SECURITIES (COST: $6,788,014)	$7,121,499
OTHER ASSETS LESS LIABILITIES	20,372

NET ASSETS	$7,141,871

The accompanying notes are an integral part of these financial statements.

Financial Statements December 31, 2003
Statement of Assets and Liabilities  December 31, 2003

ASSETS
Investments in securities, at value (cost: $6,788,014)	$7,121,499
Accrued interest receivable	153
Accrued dividends receivable	12,055
Receivable for fund shares sold	30,596
Prepaid expenses	11,330

Total Assets	$7,175,633

LIABILITIES
Accrued expenses	$10,025
Payable for fund shares redeemed	19,241
Disbursement in excess of demand deposit cash	4,496
Total Liabilities	$33,762

NET ASSETS	$7,141,871

Net assets are represented by:
Capital stock outstanding, at par	$71
Additional paid-in capital	11,677,720
Accumulated undistributed net realized gain (loss) on investments	(4,869,405)
Unrealized appreciation on investments	333,485
Total amount representing net assets applicable to
713,694 outstanding shares of $.0001 par value
common stock (1,000,000,000 shares authorized)	$7,141,871

Net asset value per share	$10.01

The accompanying notes are an integral part of these financial statements.

Statement of Operations  For the year ended December 31, 2003

INVESTMENT INCOME
Interest	$1,909
Dividends	62,659
Total Investment Income	$64,568

EXPENSES
Investment advisory fees	$64,029
Service fees	17,786
Transfer agent fees	11,047
Accounting service fees	27,434
Custodian fees	338
Transfer agent out-of-pockets	3,107
Professional fees	4,072
Directors fees	1,986
Reports to shareholders	2,800
Insurance expense	667
License, fees, and registrations	6,088
Total Expenses	$139,354
Less expenses waived or absorbed by the Fund’s manager	(25,525)
Total Net Expenses	$113,829

NET INVESTMENT INCOME (LOSS)	$(49,261)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	$(531,499)
Capital gain distributions	17,586
Net change in unrealized appreciation (depreciation) of:
Investments	2,305,287
Net Realized and Unrealized Gain (Loss) on Investments	$1,791,374

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,742,113

The accompanying notes are an integral part of these financial statements.

Financial Statements  December 31, 2003
Statement of Changes in Net Assets  For the year ended December 31, 2003, and the year ended December 31, 2002

	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(49,261)	$(104,994)
Net realized gain (loss) on investments	(513,913)	(1,709,000)
Net change in unrealized appreciation (depreciation) on investments	2,305,287	(1,169,606)
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,742,113	$(2,983,600)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.00 and $.00 per share, respectively)	$0	$0
Distributions from net realized gain on investments ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$401,088	$1,098,391
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(3,496,853)	(4,037,383)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(3,095,765)	$(2,938,992)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,353,652)	$(5,922,592)

NET ASSETS, BEGINNING OF PERIOD	8,495,523	14,418,115

NET ASSETS, END OF PERIOD	$7,141,871	$8,495,523
Undistributed Net Investment Income (Loss)	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  December 31, 2003

Note 1.                ORGANIZATION

Integrity Fund of Funds, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.  The Fund incorporated under the laws of the State of North Dakota on June 1, 1994 and commenced operations on January 1, 1995.  The Fund’s objective is long-term capital appreciation and growth of income.  The Fund seeks to achieve this objective by investing primarily in a diversified group of other open-end investment companies which, in turn, invest principally in equity securities.

Shares of the Fund are offered for sale at net asset value without a sales charge.  Shares may be subject to a contingent deferred sales charge if redeemed within five years of purchase.

Note 2.                SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Investments in mutual funds are valued at the net asset value per share (NAV) most recently determined and reported by the respective mutual fund.  Such quotations are obtained from a pricing service.  If the pricing service fails to receive the (NAV) from the underlying Mutual Fund, a daily news source from the internet will be used as the pricing source, along with a telephone call to the underlying Mutual Fund.  If the NAV is unreportable by the underlying fund group on the current day, then our pricing group will wait until the next business morning to obtain the price from the underlying fund group and then price and verify the (NAV) for our Fund.

Federal and state income taxes – The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  The Fund has available at December 31, 2003, a net capital loss carryforward totaling $4,869,405, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended December 31 as shown in the table below.

Year	Unexpired Capital Losses
2004	0
2005	0
2006	0
2007	0
2008	0
2009	2,646,492
2010	1,709,000
2011	513,913

For the year ended December 31, 2003, the Fund did not make any permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Dividends and Distributions Per Share

To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
December 26, 2003	December 29, 2003	0.0000	0.0000	0.0000

Distributions to shareholders – The Fund will distribute dividends from net investment income and any net realized capital gains at least annually.  Dividends and distributions are reinvested in additional shares of the Fund at net asset value or paid in cash. Distributions are recorded on the ex-dividend date.

Investment transactions are accounted for on the trade date.  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.  These differences are primarily due to differing treatments for non-taxable dividends, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Dividend income – Dividend income is recognized on the ex-dividend date.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates –The preparation of financial statements in conformity with  accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3.                CAPITAL SHARE TRANSACTIONS

As of December 31, 2003, there were 1,000,000,000 shares of $.0001 par value authorized; 713,694 and 1,092,246 shares were outstanding at December 31, 2003, and December 31, 2002, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002
Shares sold	46,524	121,378
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(425,076)	(489,486)
Net increase (decrease)	(378,552)	(368,108)

Note 4.                INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund's investment adviser; ND Capital, Inc., the Fund's underwriter; and Integrity Fund Services, Inc., the Fund's transfer and accounting services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund's sponsor.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.90% of the Fund's average daily net assets. The Fund has recognized $48,937 of investment advisory fees after partial waiver for the year ended December 31, 2003.  The Fund has a payable to Integrity Money Management, Inc. of $3,441 at December 31, 2003, for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

ND Capital, Inc. (“Capital”) is the Fund’s principal underwriter.  The Fund pays Capital service fees computed at an annual rate of 0.25% of the Fund’s average daily net assets.  Capital, in turn, pays dealers service fees for personal service to shareholders and/or the maintenance of shareholder accounts.  The Fund has recognized $7,352 of service fees after partial waiver for the year ended December 31, 2003.  The Fund has a payable to ND Capital, Inc. of $1,563 at December 31, 2003, for service fees.  Certain officers and directors of the Fund are also officers and directors of the underwriter.

Integrity Fund Services, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund’s first $10 million of net assets, 0.13% of the Fund’s net assets on the next $15 million, 0.11% of the Fund’s net assets on the next $15 million, 0.10% of the Fund’s net assets on the next $10 million, and 0.09% of the Fund’s net assets in excess of $50 million.  The Fund has recognized $11,047 of transfer agency fees for the year ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $1,000 at December 31, 2003, for transfer agency fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million.  The Fund has recognized $27,434 of accounting service fees for the year ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $2,446 at December 31, 2003, for accounting service fees.

Note 5.                INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $0 and $3,089,024, respectively, for the year ended December 31, 2003.

Note 6.                INVESTMENT IN SECURITIES

At December 31, 2003, the aggregate cost of securities for federal income tax purposes was $6,788,014, and the net unrealized appreciation of investments based on the cost was $333,485, which is comprised of $590,022 aggregate gross unrealized appreciation and $256,537 aggregate gross unrealized depreciation.

Financial Highlights  December 31, 2003

Selected per share data and ratios for the period indicated

	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002	For The Year Ended December 31, 2001	For The Year Ended December 29, 2000	For The Year Ended December 31, 1999
NET ASSET VALUE, BEGINNING OF PERIOD	$7.78	$9.87	$12.58	$15.80	$14.22

Income from Investment Operations:
Net investment income (loss)	$(.07)	$(.10)	$(.12)	$.03	$.08
Net realized and unrealized gain (loss) on investments	2.30	(1.99)	(2.59)	(1.42)	2.62
Total Income (Loss) From Investment Operations	$2.23	$(2.09)	$(2.71)	$(1.39)	$2.70

Less Distributions:
From net investment income	$.00	$.00	$.00	$(.03)	$(.08)
Distributions from net realized gains	.00	.00	.00	(1.80)	(1.04)
Total Distributions	$.00	$.00	$.00	$(1.83)	$(1.12)

NET ASSET VALUE, END OF PERIOD	$10.01	$7.78	$9.87	$12.58	$15.80

Total Return	28.66%(A)	(21.18)%(A)	(21.54)%(A)	(8.82)%(A)	18.98%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$7,142	$8,496	$14,418	$19,299	$22,133
Ratio of net expenses (after expense assumption) to average net assets	1.60%(B)	1.60%(B)	1.60%(B)	1.59%(B)	1.58%(B)
Ratio of net investment income to average net assets	(0.69)%	(0.89)%	(1.13)%	0.17%	0.49%
Portfolio turnover rate	0.00%	27.71%	51.46%	26.46%	19.49%

(A) Excludes contingent deferred sales charge of 1.50%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. assumed/waived expenses of $25,525, $21,883, $10,797, $1,155, and $3,205, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.97%, 1.79%, 1.67%, 1.60%, and 1.60%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INDEPENDENT AUDITOR’S REPORT

 To the Shareholders and Board of Directors of Integrity Fund of Funds, Inc.

We have audited the accompanying statement of assets and liabilities of Integrity Fund of Funds, Inc. (the Fund), including the schedule of investments, as of December 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Company's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Integrity Fund of Funds, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles  generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota  USA

February 17, 2004

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

NOT APPLICABLE

(d)    If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

      NOT APPLICABLE.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

NOT APPLICABLE.

(f) The registrant must:

See item 10(a) regarding the filing of the Code of Ethics for Principal Executive and Principal Financial Officers of The Integrity Funds and Integrity Mutual Funds, Inc.

Item 3. Audit Committee Financial Expert.

(a) (1) Integrity Mutual Fund’s board of directors has determined that there is one audit committee financial expert serving on its audit committee.

(2) Lynn Aas is the audit committee financial expert and is considered “independent.” In order to be considered “independent”, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

Item 4. Principal Accountant Fees and Services.

(a)    Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

                                                    Audit Fees

2002                                                $5,015.00

2003                                                $5,500.00

(b)    Disclose, under the caption Audit-Related Fees, the aggregate fees billed fin each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.  Registrants shall describe the nature of the services comprising the fees disclosed under this category.

None

(c)    Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                                                     Tax Fees

2002                                               $695.00

2003                                               $750.00

(d)    Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than services reported in paragraphs (a) through (c) of this Item.  Registrants shall describe the nature of the services comprising the fees disclosed under this category.

None

      (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Before the accountant is engaged by the registered investment company or its affiliates to render audit or non-audit services, the engagement is approved by the investment company’s audit committees.

      (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

All of the services described in paragraphs (b) through (d) of item 4 were approved by the audit committee.

      (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employee.

      (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

None

      (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable

Items 5. Not applicable

Items 6. Reserved

Item 7. Not applicable

Item 8. Reserved

Item 9. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Fund of Funds, Inc.

BY: Robert E. Walstad

ROBERT E. WALSTAD

CHIEF EXECUTIVE OFFICER

Date: February 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Integrity Fund of Funds, Inc.

BY: Robert E. Walstad

ROBERT E. WALSTAD

CHIEF EXECUTIVE OFFICER

Date: February 23, 2004